LEASES - Additional information (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
LEASES
Operating lease costs	¥ 1,237,168	$ 176,913	¥ 2,931,265
Short-term lease	¥ 620,951	$ 88,795	316,233
Impairment loss for the ROU			¥ 0	¥ 0
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	50 years	50 years